Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (73,297)	$ (135,139)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,912	9,310
Amortization of debt discount and deferred financing costs	13,637
Stock-based compensation	15,363	24,931
Gain on exchange of debt for common stock	(2,619)
Gain on fair value of warrants	(32,094)	(2,338)
Gain on fair value of contingent earnout liabilities	(1,445)	(15,958)
Non-cash cost of issuance of common stock warrants on BEPO Offering	1,311
Gain on fair value of debt derivatives		(8,485)
Loss on debt extinguishment	7,525	19,450
Non-cash warrant issuance in connection with August warrant inducement	2,439
Cost of issuance of common stock warrants		1,357
Loss on sale/disposal of fixed assets	11
Realized loss on available for sale securities	23	14
Changes in assets and liabilities
Accounts receivable	5,860	(398)
Inventories, net	13,300	13,728
Contract assets	7,010	(7,224)
Prepaid expenses and other current assets	1,824	2,795
Other assets	3,952	10,153
Accounts payable	(743)	2,211
Accrued expenses and other liabilities	(2,578)	(9,038)
Contract liabilities	5,150	(10,059)
Other noncurrent liabilities	(2,218)	(946)
Net cash used in operating activities	(32,677)	(105,636)
Cash flows from investing activities
Purchase of property and equipment	(9)	(1,046)
Reimbursement of previously incurred leasehold expenditures	1,084
Sales of property and equipment	20
Production of equipment for lease to customers		(2,164)
Purchases of available-for-sale investments		(3,655)
Sales of available for sale securities	3,172	10,664
Proceeds from maturity of available for sale investments	3,500	35,092
Net cash provided by (used in) investing activities	7,767	38,891
Cash flows from financing activities
Proceeds from ATM offering, net of issuance costs		22,805
Proceeds from revolving credit line		14,000
Repayment of revolving credit line		(17,000)
Proceeds from equipment loans		1,600
Repayment of equipment loans		(6,956)
Proceeds from capital raise – August Warrant Inducement	1,694
Proceeds from secured convertible notes, net of issuance costs		65,736
Repayment of secured convertible notes		(69,886)
Proceeds from secured notes, net of issuance costs	500	57,114
Repayment of secured notes	(11,749)	(25,000)
Proceeds from capital raise, net of issuance costs	10,700	16,287
Issuance of common stock upon exercise of stock options	315	561
Net cash provided by financing activities	1,460	59,261
Effect of exchange rate on cash and cash equivalents	(4)	(5)
Net change in cash and cash equivalents	(23,454)	(7,489)
Cash and cash equivalents and restricted cash at beginning of period	25,294	32,783
Cash and cash equivalents and restricted cash at end of period	1,840	25,294
Supplemental disclosure of cash flow information
Cash paid for interest	1,183	9,722
Supplemental disclosure of non-cash information
Unpaid liabilities related to property and equipment		92
Equipment for lease to customers returned to inventory	2,235	3,375
Unpaid inventory purchase	(3,485)
Issuance of common stock warrants in connection with capital raise		11,428
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation [Abstract]
Cash and cash equivalents	1,212	24,494
Restricted cash (Other assets)	628	800
Total cash and cash equivalents, and restricted cash	$ 1,840	$ 25,294